EQUITY	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
EQUITY
EQUITY

NOTE 5 - EQUITY

Common

During the nine months ended December 31, 2022, two officers and a director were issued 1,983,363 shares of common stock with a value of $514,740 for service.

During the nine months ended December 31, 2022, four entities were issued 3,700,000 shares of common stock with a value of $208,000 for the exercise of 4,200,000 warrants.

During the nine months ended December 31, 2022, the Company issued 37,700 shares of common stock with a value of $9,275 for accounts payable.

During the nine months ended December 31, 2022, the medical director was issued 1,000,000 shares of common stock with a value of $60,000 for service.

During the nine months period ended December 31, 2022, the Company issued3,512,168 shares of common stock with a value of $556,565 for the conversion of $550,000 of convertible notes and $6,565 in interest.

During the nine months ended December 31, 2023, two officers and a director were issued 6,821,785 shares of common stock with a value of $705,974 for service.

During the nine months ended December 31, 2023, the Company issued 10,787,180 shares of common stock with a value of $492,796 for the conversion of debt and accrued interest.

During the nine months ended December 31, 2023, the Company issued 100,000 shares of common stock with a value of $5,600 for service.

During the nine months ended December 31, 2023, the Company issued 18,970,000 shares of common stock with a value of $1,461,000 for cash.

During the nine months ended December 31, 2023, the Company issued 386,250 shares of common stock with a value of $35,850 for service.

NOTE 6 – EQUITY

On July 9, 2020,  the Company increased its authorized shares to 550,000,000 consisting of 50,000,000 preferred shares and 500,000,000 common shares all at par value $0.001.

Preferred Stock

On July 10, 2019, the Company filed an amended articles of Incorporation designating 1,500,000 shares of preferred stock as Series A non-voting Convertible preferred shares convertible into common stock at four shares of common for each one share of preferred.

During the year ended March 31, 2021 the Company issued 740,000 shares of Series A preferred stock and 3,700,000 warrants; 640,000 for $640,000 in cash and $100,000 for debt.  The stock is convertible into common stock at 10 cents per share or 50% of the lowest trading price, whichever is lower 5 days prior to conversion. The Company has the right to convert the shares nine months after the issuance. The warrants are convertible at $0.15 per share within two years of issuance. In addition the Company agreed to filing an S-1  for the common stock to be converted and the underlying common shares for the warrants.

During the year ended March 31, 2022  the Company issued 1,968,363 shares of common stock for the conversion of 54,130 shares of preferred stock.

As of March 31, 2023 and 2022 there we no outstanding preferred shares.

Common Stock

During the year ended March 31, 2022 two officers and a director converted $128,333 of accrued payables into 2,407,010 shares of common stock.

During the year ended March 31, 2022 the Company issued 540,000 shares of Common stock to an individual for account payable with a value of $27,000.

During the year ended March 31, 2022 the Company issued 50,000 shares of common stock with a value of $5,250 for service.

During the year ended March 31, 2022 the Company issued 1,968,363 shares of common stock for the conversion of 54,130 shares of preferred stock.

During the year ended March 31, 2022 the Company issued 1,513,719 shares of common stock with a value of $110,835 to three related parties for service.

During the year ended March 31, 2023 the Company issued 37,700 shares of common stock with a value of $9,275 for accounts payable.

During the year ended March 31, 2023, the Company issued 1,000,000 shares of common stock for clinical consulting with a value of $60,000.

During the year ended March 31, 2023, the Company 4,200,000 shares of common stock for the conversion of 4,200,000 warrants with a value of $208,000 received in cash.

During the year ended March 31, 2023 , the Company issued 3,815,414 shares of common stock with a value of $624,320 to three related parties for service.

During the year ended March 31, 2023 the Company issued 11,398,059 shares of common stock with a value of $1,023,975 for the conversion of debt and accrued interest.